Discontinued Operations - Additional Information (Detail) $ in Millions			12 Months Ended
	Jun. 01, 2022 shares	May 26, 2022 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders			$ 12,917	$ 30,820	$ 11,352
Exceptional items net			606	1,074	5,480
Consideration paid consisting of cash and cash equivalents				683
Cash and cash equivalents in subsidiary or businesses acquired or disposed				(399)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders				10,596	(231)
Exceptional items net			$ 0	(8,159)	$ 317
Consideration paid consisting of cash and cash equivalents				683
Cash and cash equivalents in subsidiary or businesses acquired or disposed				(399)
Discontinued operations [member] | Woodside [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Shares received as consideration for disposal of business | shares	914,768,948
Consideration paid consisting of cash and cash equivalents				700
Cash and cash equivalents in subsidiary or businesses acquired or disposed				400
Cash and cash equivalents transferred including cash disposed off				1,100
Discontinued operations [member] | Petroleum [member] | Operating segments [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Shares received as consideration for disposal of business | shares		914,768,948
Share distribution per share held after disposal of business | shares		5.534
Consideration paid consisting of cash and cash equivalents				$ 683